CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 2,769	$ 162	$ 141